Payments, Details - 12 months ended Sep. 30, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 11,741	Taxes	UNITED STATES		U.S. Federal Government	Compass Minerals International, Inc.		cmp:SaltAndPlantNutritionSegmentMember
#: 2
	9,622	Taxes	CANADA		Government of Canada			cmp:SaltSegmentMember
#: 3
	1,778	Taxes	CANADA	snj:CA-ON	Government of Ontario	Goderich Mine	cmp:RocksaltMember	cmp:SaltSegmentMember	Underground Mining
#: 4
	2,372	Royalties	CANADA	snj:CA-ON	Government of Ontario	Goderich Mine	cmp:RocksaltMember	cmp:SaltSegmentMember	Underground Mining
#: 5
	113	Taxes	CANADA	snj:CA-SK	Government of Saskatchewan	Unity	cmp:MechanicallyEvaporatedSaltMember	cmp:SaltSegmentMember	Well
#: 6
	768	Taxes	CANADA	snj:CA-QC	Government of Quebec			cmp:SaltSegmentMember
#: 7
	107	Royalties	CANADA	snj:CA-SK	Rural Municipality of Round Valley No. 410	Unity	cmp:MechanicallyEvaporatedSaltMember	cmp:SaltSegmentMember	Well
#: 8
	227	Taxes	CANADA	snj:CA-ON	Town of Goderich	Goderich Mine	cmp:RocksaltMember	cmp:SaltSegmentMember	Underground Mining
#: 9
	62	Taxes	CANADA	snj:CA-ON	Town of Goderich	Goderich Mine	cmp:MechanicallyEvaporatedSaltMember	cmp:SaltSegmentMember	Well
#: 10
	4,741	Taxes	UNITED KINGDOM		Government of the United Kingdom	Winsford	cmp:RocksaltMember	cmp:SaltSegmentMember	Underground Mining
#: 11
	$ 489	Taxes	UNITED KINGDOM	snj:GB-CHW	Cheshire	Winsford	cmp:RocksaltMember	cmp:SaltSegmentMember	Underground Mining